Income tax	6 Months Ended
Jun. 30, 2026
Disclosure Of Income Tax [Abstract]
Income tax
8 Income tax
The income tax for 1H 2026 includes recurring
non-taxable
income such as the dividend received deduction in the United States and income on the stake of a.s.r. and tax credits in the United States from investments that provide affordable housing to individuals and families that meet median household income requirement. These beneficial tax impacts are offset by valuation allowance for tax losses.